     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2001


                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 10                     /X/

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 25                             /X/


                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                           (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                                 P.O. Box 1110
                           Fort Wayne, Indiana 46802
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code
                                 (219) 455-2000


                        Elizabeth A. Frederick, Esquire
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                              Ft. Wayne, IN 46802

                        Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                              Ft. Wayne, IN 46802
                    (Name and Address of Agent for Service)


Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b) of Rule 485


/ /  on                     pursuant to paragraph (b)


/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on                 pursuant to paragraph (a)(1) of Rule 485

================================================================================

                  SUPPLEMENT DATED DECEMBER 21, 2001, TO THE

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

            Lincoln ChoicePlus II Prospectus Dated August 17, 2001 Lincoln ChoicePlus II Access Prospectus Dated August 17, 2001
         Lincoln ChoicePlus II Bonus Prospectus Dated August 17, 2001
        Lincoln ChoicePlus II Advance Prospectus Dated August 31, 2001
                Lincoln ChoicePlus Prospectus Dated May 1, 2001
            Lincoln ChoicePlus Access Prospectus Dated May 1, 2001
             Lincoln ChoicePlus Bonus Prospectus Dated May 1, 2001

The following will be inserted immediately prior to General death benefit information:

Accumulated Benefit Enhancement Death Benefit


In addition to the death benefit offered under the contract, we also provide to contractowners of non-qualified contracts an Accumulated Benefit Enhancement
(ABE) Death Benefit option, if requested at the time of application, at no additional charge. The ABE Death Benefit is available if you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract and the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender. All contractowners (all references to contractowner includes joint owners, if any) and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit and must have been an owner(s) or annuitant of the prior contract(s). Prior contracts with loans or collateral assignments are not eligible for this benefit.


Upon contract issue, the contractowner must also select one of the following death benefit options offered under the contract: the Enhanced Guaranteed Minimum Death Benefit (EGMDB), 5% step-up death benefit (if available), Estate Enhancement Benefit (EEB), or the 5% step-up EEB (if available). Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit.

Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the Prospectus).


Upon the death of any contractowner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount (see below), minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.


The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:

     1)  140% of the prior contract's cash value; or
     2)  the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior carrier, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For this ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior carrier(s) must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior carrier. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior carrier.

If more than one annuity contract is exchanged to Lincoln Life, the ABE Death Benefit will be calculated for each prior contract separately, and then added together to determine the total ABE Death Benefit.


The ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment if the contractowner or annuitant on the contract has been changed after the contract is issued (unless the change occurred because of the death of a contractowner or annuitant). If any contractowner or annuitant is changed due to a death and the new contractowner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.


This ABE Death Benefit will terminate on the earliest of:
     (1) the valuation date the selected death benefit option of the contract is changed;
     (2)  the annuity commencement date;
     (3)  the effective date of the Income4Life(SM) solution.

It is important to realize that this ABE Death Benefit will in many cases be less than the death benefit from your prior carrier. This is always true in the first year, when only 75% of the Enhancement Amount is available.

The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.

                              PART A - PROSPECTUSES
                CHOICEPLUS II INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 9
                         FILED ON AUGUST 8, 2001.


                  CHOICEPLUS INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 6
                             FILED ON MAY 1, 2001.

                 PART B - STATEMENTS OF ADDITIONAL INFORMATION
                     (INCLUDING ALL FINANCIAL STATEMENTS)
                CHOICEPLUS II INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 9
                           FILED ON AUGUST 8, 2001.


                  CHOICEPLUS INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 6
                             FILED ON MAY 1, 2001.

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) List of Financial Statements

    1. Part A -- The Table of Condensed Financial Information is included in Part A of this Registration Statement.

    2. Part B -- The following financial statements for the Variable Account are included in Part B of this Registration Statement:

       Statement of Assets and Liability -- December 31, 2000
       Statement of Operations -- Year ended December 31, 2000

       Statements of Changes in Net Assets -- Years ended December 31, 2000 and 1999
       Notes to Financial Statements -- December 31, 2000
       Report of Ernst & Young LLP, Independent Auditors

    Part B -- The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration
    Statement:

        Balance Sheets -- Statutory-Basis -- Years ended December 31, 2000 and 1999

        Statements of Operations -- Statutory-Basis -- Years ended December 31, 2000, 1999, and 1998

        Statements of Changes in Capital and Surplus -- Statutory-Basis -- Years ended December 31, 2000, 1999, and 1998

        Statements of Cash Flows -- Statutory-Basis -- Years ended December 31, 2000, 1999, and 1998

        Notes to Statutory-Basis Financial Statements -- December 31, 2000

        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (b) Wholesaling Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (c) Amendment to Selling Group is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (d) Amendment to Schedule A of Selling Group dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000.


       (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13, 2001.


     (4)
       The Lincoln National Life Insurance Company ChoicePlus Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (a) ChoicePlus Settlement Contract Rider is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000.

       (b) ChoicePlus Form of Income Contract Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (c) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (d) ChoicePlus Section 403(b) Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (e) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (f) ChoicePlus IRA Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (g) ChoicePlus Roth IRA Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (h) ChoicePlus Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (i) ChoicePlus Contract Amendment (Definitions) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000.

       (j) ChoicePlus Contract Amendment (Death Benefit) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000.

       (k) ChoicePlus Contract Amendment (CRT) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000.

       (l) ChoicePlus Contract Amendment (AG) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000.


       (m) ChoicePlus Estate Enhancement Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13, 2001.



       (n) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13, 2001.



       (o) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13, 2001.


       (p) ChoicePlus II Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

       (q) ChoicePlus II Annuity Payment Option Rider is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

       (r) ChoicePlus II Interest Adjusted Fixed Account Rider is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

       (s) ChoicePlus II 1% Step-up Death Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

       (t) ChoicePlus II Estate Enhancement Death Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

       (u) ChoicePlus II 1% Estate Enhancement Death Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

     (5)
       (a) Application for the ChoicePlus Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

       (b) ChoicePlus II Application is incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.


       (b) By-Laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.


     (7)
       Not Applicable.

     (8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i) Form of AIM Variable Insurance Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

       (ii) Form of Deutsche Asset Management VIT Funds is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (iii) Form of Delaware Group Premium Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (iv) Dreyfus Variable Investment Fund is incorporated herein herein by reference to Post-Effective Amendment No. 4 (333-40937) filed December 17, 1999.

          (v) Form of Agreement Investors Fund Series is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed November 9, 1998.

          (vi) Liberty Variable Investment Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


                (a) Amendment dated June 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13, 2001.


          (vii) Form of Lincoln National Bond Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (viii) Form of Lincoln National Money Market Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (ix) Form of Fidelity Variable Insurance Products Fund is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (x) Form of MFS-Registered Trademark- Variable Insurance Trust is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.


          (xi) OCC Accumulation Trust is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13, 2001.


          (xii) Form of American Variable Insurance Series is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xiii) Form of Alliance Variable Products Series Fund FPA is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xiv) Form of Franklin Templeton Variable Insurance Products Trust FPA is incorporated by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xv) Form of Lincoln National Aggressive Growth Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xvi) Form of Lincoln National Capital Appreciation Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xvii) Form of Lincoln National Global Asset Allocation Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xviii) Form of Lincoln National International Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xix) Form of Lincoln National Social Awareness Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xx) Form of Neuberger Berman Advisers Management Trust is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xxi) Form of Putnam Variable Insurance Trust is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

          (xxii) Form of Janus Aspen Series is incorporated herein by reference to Post-Effective Amendment No. 8 (333-40937) filed on June 15, 2001.

               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A 2-80741, Amendment No. 21 filed on April 10, 2000.


     (9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued is incorporated herein by reference to Post-Effective Amendment No. 8 filed on June 15, 2001.


     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not Applicable.

     (12) Not Applicable.


     (13) Schedule for Computation of Performance Results is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed December 17, 1999.


     (14) Not Applicable.


     (15) (a) Organizational Chart.



          (b) Books and Records Report is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 13,
          2001.



     (16) (a) Power of Attorney Janet Chrzan incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

          (b) Power of Attorney Charles Haldeman, Jr. incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

          (c) Power of Attorney Richard C. Vaughan incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

          (d) Power of Attorney Jon A. Boscia incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

          (e) Power of Attorney John Gotta incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

          (f) Power of Attorney Lorry J. Stensrud incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.

          (g) Power of Attorney See Yeng Quek incorporated herein by reference to Post-Effective Amendment No. 9 (333-40937) filed on August 8, 2001.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities, Executive
                                Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director

                                      C-2

Gary W. Parker***               Senior Vice President
Charles E. Haldeman, Jr.****    Director
See Yeng Quek****               Chief Investment Officer and Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Barbara S. Kowalczyk**          Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance

          * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

         **  Principal business address is Center Square West Tower,
             1500 Market Street, Suite 3900, Philadelphia, PA  19102-2112

        ***  Principal business address is 350 Church Street, Hartford, CT
             06103

       **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of November 30, 2001 there were 20,127 contract owners under Lincoln Life Variable Annuity Account N.


ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2000.


       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None            $713,229          None       $8,966,683

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    See Exhibit 15(b): Books and Records Report.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 21st day of December, 2001.

                                        LINCOLN LIFE VARIABLE ANNUITY
                                        Account N--Lincoln ChoicePlus II
                                        (Registrant)


                                        By: /s/ Ronald L. Stopher
                                           -----------------------------------
                                           Ronald L. Stopher
                                           Vice President, The Lincoln National
                                           Life Insurance Company

                                        THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY (Depositor)



                                        By: /s/ Jeffrey K. Dellinger
                                           -----------------------------------
                                           Jeffrey K. Dellinger
                                           (Signature-Officer of Depositor)
                                           Vice President, The Lincoln National
                                           Life Insurance Company
                                           (Title)



(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.


          Signature                           Title                         Date
          ---------                           -----                         ----

*/s/ Jon A. Boscia                 President and Director              December 21, 2001
------------------------------     (Principal Executive Officer)
Jon A. Boscia

*/s/ Lorry J. Stensrud             Executive Vice President,           December 21, 2001
------------------------------     Chief Executive Officer of
Lorry J. Stensrud                  Annuities, and Director


*/s/ Janet Chrzan                  Senior Vice President, Chief        December 21, 2001
------------------------------     Financial Officer and Director
Janet Chrzan                       (Principal Accounting Officer and
                                   Principal Financial Officer)

*/s/ John H. Gotta                 Executive Vice President,           December 21, 2001
------------------------------     Chief Executive Officer of
John H. Gotta                      Life Insurance, and Director


*/s/ Richard C. Vaughan            Director                            December 21, 2001
------------------------------
Richard C. Vaughan


*/s/ Charles E. Haldeman, Jr.      Director                            December 21, 2001
------------------------------
Charles E. Haldeman, Jr.

*/s/ See Yeng Quek                 Chief Investment Officer and        December 21, 2001
------------------------------     Director
See Yeng Quek

                                   Director                            December   , 2001
------------------------------
Barbara S. Kowalczyk

*/s/ Ronald L. Stopher
------------------------------, pursuant to a Power of Attorney filed with
Ronald L. Stopher               Post-Effective Amendment No. 9 to this
                                Registration Statement.